Construction Contracts - Summary of Gross Amount of Assets and Liabilities for Contract and Accumulated Earned Revenue, Expense and Others (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 22,996,785	₩ 22,507,004
Accumulated expense		22,382,628	21,666,552
Accumulated profit		614,157	840,452
Unearned advance receipts		74,253	29,877
Construction contracts
Construction Contract Assets and Liabilities [Abstract]
Assets	[1]	183,204	118,983
Liabilities	[2]	₩ 270,789	₩ 120,952

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦85,757 million and ￦101,180 million, as of December 31, 2022 and 2023, respectively.
[2]	Included in non-financial liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2023 from the amounts included in contract liabilities at the end of the prior year is ￦117,311 million.